Interest in associates and joint ventures - Narrative (Details) $ in Millions			9 Months Ended		12 Months Ended
	Jun. 17, 2025	Jun. 16, 2025	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) component	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of associates [line items]
Reclassification adjustments of other reserves losses of net investments in foreign operations, before tax					$ (1,104)	$ 0	$ 0
Carrying amount					$ 29,469	28,777
Number of components in VIU calculation | component					2
Short to medium forecast term					5 years
Bank Of Communications Co., Limited
Disclosure of associates [line items]
Reclassification adjustments of other reserves losses of net investments in foreign operations, before tax					$ 1,100
HSBC’s interest percent	16.00%	19.03%			16.00%
Impairment loss recognised in profit or loss			$ 4,139	$ 2,917	$ 1,000	0	$ 3,000
Carrying amount			$ 22,456	$ 22,367	22,456	22,367
Fair value					$ 11,713	$ 11,631
Long-term profit growth rate					3.00%	3.00%
Long-term asset growth rate					3.25%	3.25%
Discount rate					8.08%	8.53%
Expected credit losses as a percentage of customer advances in the long term					0.87%	0.97%
Risk-weighted assets as a percentage of total assets in the long term					62.00%	62.00%
Effective tax rate in the long-term					15.00%	15.00%
Capital adequacy ratio					12.50%	12.50%
Tier 1 capital adequacy ratio					9.50%	9.50%
Change in discount rate from prior year					0.50%
Bank Of Communications Co., Limited | Minimum
Disclosure of associates [line items]
Fair value					$ 7,500
Discount rate					7.10%	7.10%
Expected credit losses as a percentage of customer advances in the short to medium term					0.67%	0.74%
Risk-weighted assets as a percentage of total assets in the short to medium term					62.00%	62.00%
Loans & advances to customer growth rate					7.50%	7.50%
Operating income ratio					0.50%	0.10%
Cost-income ratio					34.80%	34.60%
Value in use of investments in associates after reasonably possible changes in key assumptions					$ 13,400	$ 13,500
Bank Of Communications Co., Limited | Maximum
Disclosure of associates [line items]
Fair value					$ 13,100
Discount rate					8.70%	8.80%
Expected credit losses as a percentage of customer advances in the short to medium term					0.87%	0.93%
Risk-weighted assets as a percentage of total assets in the short to medium term					64.20%	62.50%
Loans & advances to customer growth rate					8.00%	9.50%
Operating income ratio					7.40%	9.90%
Cost-income ratio					40.00%	39.80%
Value in use of investments in associates after reasonably possible changes in key assumptions					$ 31,000	$ 30,800
Saudi Awwal Bank
Disclosure of associates [line items]
HSBC’s interest percent					31.00%
Carrying amount					$ 5,511	5,027
Fair value					$ 5,499	$ 5,705